PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

EMERGING MARKETS EQUITY FUND

	Number of Shares	Value†
COMMON STOCKS — 94.3%

Argentina — 1.1%
Globant S.A.*	7,789	$684,497
MercadoLibre, Inc.*	1,133	553,561

		1,238,058

Brazil — 5.7%
Ambev S.A.	425,676	973,236
Atacadao S.A.	261,132	1,027,220
Banco do Brasil S.A.	197,647	1,055,543
Hapvida Participacoes e Investimentos S.A.	100,955	825,149
Lojas Renner S.A.	155,958	1,008,785
Petroleo Brasileiro S.A.	165,631	452,321
Rumo S.A.*	216,519	820,056

		6,162,310

China — 25.6%
Alibaba Group Holding Ltd.*	39,000	945,010
Alibaba Group Holding Ltd. ADR*	31,097	6,047,745
Anhui Conch Cement Co., Ltd., Class H	186,000	1,277,749
Baidu, Inc. ADR*	4,100	413,239
Bank of China Ltd., Class H	4,760,000	1,811,960
China Construction Bank Corp., Class H	2,866,930	2,330,376
China International Capital Corp., Ltd., Class H	223,600	357,869
China Life Insurance Co., Ltd., Class H	242,000	467,314
New Oriental Education & Technology Group, Inc. ADR*	12,259	1,326,914
Ping An Insurance Group Co., of China Ltd., Class H	192,000	1,875,122
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	260,000	326,393
Shenzhou International Group Holdings Ltd.	125,300	1,314,405
Sinopharm Group Co., Ltd., Class H	79,600	176,369
TAL Education Group ADR*	17,072	909,255
Tencent Holdings Ltd.	149,300	7,379,543
Yihai International Holding Ltd.*	69,000	519,742

		27,479,005

Egypt — 0.7%
Commercial International Bank Egypt S.A.E.	204,307	757,693

Germany — 0.4%
adidas AG	2,104	467,146

Hong Kong — 9.9%
Budweiser Brewing Co., APAC, Ltd.*	181,000	465,483
China Mengniu Dairy Co., Ltd.*	617,000	2,127,860
China Mobile Ltd.	107,500	805,635
China Overseas Land & Investment Ltd.	272,000	833,933
China Resources Beer Holdings Co., Ltd.	642,000	2,910,212
China Resources Land Ltd.	154,000	628,550
CSPC Pharmaceutical Group Ltd.	686,000	1,349,423
Hua Hong Semiconductor Ltd.	276,000	496,262
Sino Biopharmaceutical Ltd.	787,000	1,027,095

		10,644,453

Hungary — 1.2%
Richter Gedeon NYRT	65,664	1,238,361

	Number of Shares	Value†
India — 7.5%
Axis Bank Ltd.	136,649	$683,202
Bharti Airtel Ltd.*	125,723	732,729
Eicher Motors Ltd.	2,637	454,267
HDFC Bank Ltd. ADR	17,178	660,666
ICICI Bank Ltd.	189,731	825,611
ICICI Bank Ltd. ADR	18,744	159,324
ICICI Prudential Life Insurance Co., Ltd.	117,707	550,156
IndusInd Bank Ltd.	47,997	224,614
Infosys Ltd.	105,718	875,871
Infosys Ltd. ADR	35,441	290,971
Larsen & Toubro Ltd.	55,241	588,977
Reliance Industries Ltd.	70,798	1,032,393
SBI Cards & Payment Services Ltd.*	26,565	217,239
Shree Cement Ltd.	3,284	756,344

		8,052,364

Indonesia — 3.7%
Astra International Tbk PT	2,253,000	535,651
Bank Central Asia Tbk PT	1,450,800	2,444,481
Bank Rakyat Indonesia Persero Tbk PT	5,491,100	1,007,096

		3,987,228

Mexico — 2.8%
Grupo Financiero Banorte S.A.B. de C.V., Class O	300,755	824,073
Infraestructura Energetica Nova S.A.B. de C.V.	240,935	739,487
Wal-Mart de Mexico S.A.B. de C.V.	608,107	1,432,695

		2,996,255

Netherlands — 0.5%
ASML Holding N.V.	2,133	558,078

Peru — 1.6%
Cia de Minas Buenaventura S.A.A. ADR	113,302	825,972
Credicorp Ltd.	6,150	879,880

		1,705,852

Philippines — 0.7%
Ayala Land, Inc.	669,550	395,105
Jollibee Foods Corp.	163,140	339,581

		734,686

Poland — 1.3%
LPP S.A.*	586	737,039
Santander Bank Polska S.A.	15,873	661,994

		1,399,033

Portugal — 1.2%
Jeronimo Martins SGPS S.A.	71,235	1,285,731

Russia — 5.8%
MMC Norilsk Nickel PJSC ADR	52,035	1,262,369
Rosneft Oil Co., PJSC GDR	222,154	894,205
Sberbank of Russia PJSC ADR	129,111	1,216,204
X5 Retail Group N.V. GDR	58,693	1,568,276
Yandex N.V., Class A*	36,310	1,236,355

		6,177,409

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

EMERGING MARKETS EQUITY FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Singapore — 0.5%
DBS Group Holdings Ltd.	37,400	$488,001

South Africa — 2.9%
Capitec Bank Holdings Ltd.	15,903	782,270
Clicks Group Ltd.	77,323	1,114,495
Reunert Ltd.	134,973	329,406
The Bidvest Group Ltd.	103,511	843,889

		3,070,060

South Korea — 5.6%
Hotel Shilla Co., Ltd.	6,464	369,911
LG Chem Ltd.	1,534	379,944
NCSoft Corp.	2,023	1,079,685
Samsung Biologics Co., Ltd.*	1,210	474,260
Samsung Electronics Co., Ltd.	81,641	3,174,326
SK Hynix, Inc.	7,832	529,475

		6,007,601

Taiwan — 11.4%
ASE Technology Holding Co., Ltd.	617,258	1,195,640
Cathay Financial Holding Co., Ltd.	250,000	290,961
CTBC Financial Holding Co., Ltd.	1,255,000	738,994
Eclat Textile Co., Ltd.	33,000	261,240
Hon Hai Precision Industry Co., Ltd.	112,112	258,112
Largan Precision Co., Ltd.	2,000	252,539
MediaTek, Inc.	82,000	880,125
Mega Financial Holding Co., Ltd.	812,000	762,468
Nanya Technology Corp.	169,000	297,437
President Chain Store Corp.	15,000	140,232
Taiwan Semiconductor Manufacturing Co., Ltd.	747,769	6,731,653
Vanguard International Semiconductor Corp.	239,000	463,276

		12,272,677

Thailand — 1.7%
Bangkok Dusit Medical Services PCL, Class F	868,400	497,243
Central Retail Corp., PCL*	488,100	416,448
CP ALL PCL	332,200	614,281
Muangthai Capital PCL	281,100	297,911

		1,825,883

Turkey — 1.2%
Akbank T.A.S.*	1,576,284	1,323,588

United Kingdom — 0.2%
Avast PLC	41,442	200,359

United States — 1.1%
NIKE, Inc., Class B	13,788	1,140,819

TOTAL COMMON STOCKS (Cost $112,159,122)		101,212,650

PREFERRED STOCKS — 1.6%
Brazil — 1.6%
Petroleo Brasileiro S.A.	183,106	491,586
Telefonica Brasil S.A.	126,100	1,200,305

	Number of Shares	Value†
TOTAL PREFERRED STOCKS (Cost $2,753,598)		$1,691,891

SHORT-TERM INVESTMENTS — 2.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.330%) (Cost $2,882,384)	2,882,384	2,882,384

TOTAL INVESTMENTS — 98.6% (Cost $117,795,104)		105,786,925
Other Assets & Liabilities — 1.4%		1,467,869

TOTAL NET ASSETS — 100.0%		$107,254,794

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.

ADR — American Depositary Receipt.

AG — Aktiengesellschaft.

GDR — Global Depository Receipt.

N.V. — Naamloze Vennootschap.

PCL — Public Company Limited.

PJSC — Private Joint Stock Company.

PLC — Public Limited Company.

S.A. — Societe Anonyme.

S.A.B. de C.V. — Sociedad Anonima de Capital Variable.

Tbk PT — Terbuka Perseroan Terbatas.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Apparel	3.9%	$3,920,649
Auto Manufacturers	0.5%	454,267
Banks	17.1%	17,354,306
Beverages	1.4%	1,438,719
Biotechnology	0.5%	474,260
Building Materials	2.0%	2,034,093
Chemicals	0.4%	379,944
Commercial Services	2.2%	2,236,169
Computers	2.0%	2,051,698
Distribution & Wholesale	0.3%	329,406
Diversified Financial Services	3.1%	3,156,751
Electric	0.7%	739,487
Electronics	0.3%	258,112
Engineering & Construction	0.6%	588,977
Food	5.4%	5,501,609
Healthcare Products	0.3%	326,393
Healthcare Services	1.3%	1,322,392
Holding Companies	2.9%	2,910,212
Insurance	3.1%	3,183,553
Internet	17.4%	17,655,138
Mining	2.1%	2,088,341
Miscellaneous Manufacturing	0.3%	252,539

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

EMERGING MARKETS EQUITY FUND

Oil & Gas	2.4%	$2,378,919
Pharmaceuticals	3.7%	3,791,248
Real Estate	1.8%	1,857,588
Retail	7.8%	7,843,188
Semiconductors	14.2%	14,326,272
Telecommunications	1.5%	1,538,364
Transportation	0.8%	820,056

	100.0%	$101,212,650

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

EMERGING MARKETS EQUITY FUND

Open forward foreign currency contracts held by Emerging Markets Equity Fund at March 31, 2020 were as follows:

	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Appreciation	Unrealized Depreciation
Sell	Hong Kong Dollar	UBS Securities	5/5/2020	(167,452,598)	7.75386	$(21,541,883)	$(21,596,022)	$—	$(54,139)

	Total							$—	$(54,139)